REPORTABLE SEGMENTS	9 Months Ended
Sep. 30, 2024
REPORTABLE SEGMENTS
REPORTABLE SEGMENTS

NOTE 2 — REPORTABLE SEGMENTS

As of September 30, 2024 and 2023, the Company reports operations in four reportable segments—Electrification, Decarbonization, OEM/EV and Managed Services representing our different products and services. These are our reportable segments under ASC 280, Segment Reporting. Each of our business segments is managed by a group of executives who reports to our chief executive officer (who is our “chief operating decision maker” under applicable accounting standards).

Our Electrification business segment generally focuses on the HVAC needs of the Company’s customers. This includes the servicing, repairing, installation, or updating of a homeowner’s heating and air conditioning. Our OEM/EV business segment generally focuses on the utilization of developed products for the monitoring of energy utilization and energy resources. Our Decarbonization business segment, which was created in 2022 with the acquisitions of CSH and SES, generally focuses on providing solar-related roof installations, inspections, and repairs to solar energy system integration and maintenance programs. This segment also sells solar panels to its customers. This results in its customer’s overall reduction in energy costs with a focus on a reduction of a customer’s carbon footprint. Lastly, our Managed Services business segment was created with the entering into the Company’s Managed Service Arrangements, focuses on managing the day-to-day operations for third party businesses that compete in the solar and HVAC industry.

In evaluating financial performance, we focus on operating (loss) income from operations as a segment’s measure of profit or loss. Segment operating (loss) income from operations is (loss) income before interest expense, other expense, other income, unallocated corporate costs, and income taxes. Certain corporate assets consisting of cash, prepaid expenses and property, plant and equipment are not allocated to the segments. The accounting policies of our business segments are the same as those described above in the summary of significant accounting policies.

The following tables present Revenue, Cost of revenues, Selling, general and administrative, loss from operations, total assets, and capital expenditures for the three months ended (or at) September 30, 2024 and 2023, respectively, by reportable segment. Certain unallocated corporate amounts consisted primarily of general and administrative expenses, other income (expense), and unallocated assets and capital expenditures.

	Three months ended September 30, 2024
				Keen Home -
				Managed
(In thousands)	Electrification	Decarbonization	OEM/EV	Services	Total
Revenues	$1,403	$1,263	$1,924	$1,484	$6,074
Cost of revenue	873	902	1,562	863	4,200
SG&A	544	260	464	560	1,828
Segment (loss) income from operations	(14)	101	(102)	61	46

Unallocated corporate costs					3,072
Consolidated loss from operations					$(3,026)

Assets as of September 30, 2024	$2,183	$2,755	4,034	$800	$9,772
Unallocated corporate assets					3,975
Total assets as of September 30, 2024					13,747

Segment capital expenditures	$49	$—	$—	$—	$49

	Three months ended September 30, 2023
				Keen Home -
				Managed
(In thousands)	Electrification	Decarbonization	OEM/EV	Services	Total
Revenues	$2,328	$1,751	$143	$162	$4,384
Cost of revenue	1,805	1,473	260	178	3,716
SG&A	1,000	686	104	68	1,858
Segment (loss) income from operations	(477)	(408)	(221)	(84)	(1,190)
Unallocated corporate costs					985
Consolidated loss from operations					$(2,175)

Assets as of September 30, 2023	$3,599	$3,843	$1,006	$233	$8,681
Unallocated corporate assets					4,697
Total assets as of September 30, 2023					$13,378

Segment capital expenditures	$—	$—	$—	$—	$—

The following tables present Revenue, Cost of revenues, Selling, general and administrative, loss from operations, total assets, and capital expenditures for the nine months ended (or at) September 30, 2024 and 2023, respectively, by reportable segment. Certain unallocated corporate amounts consisted primarily of general and administrative expenses, other income (expense), and unallocated assets and capital expenditures.

	Nine months ended September 30, 2024
				Keen Home -
				Managed
(In thousands)	Electrification	Decarbonization	OEM/EV	Services	Total
Revenues	$4,450	$5,001	$2,658	$5,190	$17,299
Cost of revenue	2,719	3,365	2,055	2,871	11,010
SG&A	1,846	1,583	931	2,148	6,508
Loss on impairment	406	—	—	—	406
Segment (loss) income from operations	(521)	53	(328)	171	(625)

Unallocated corporate costs					5,265
Consolidated loss from operations					$(5,890)

Assets as of September 30, 2024	$2,183	$2,755	$4,034	$800	$9,772
Unallocated corporate assets					3,975
Total assets as of September 30, 2024					$13,747

Segment capital expenditures	$59	$—	$—	$—	$59

	Nine months ended September 30, 2023
				Keen Home -
				Managed
(In thousands)	Electrification	Decarbonization	OEM/EV	Services	Total
Revenues	$6,642	$8,035	$645	$162	$15,484
Cost of revenue	4,817	5,251	774	178	11,020
SG&A	3,032	2,748	496	68	6,344
Segment (loss) income from operations	(1,207)	36	(625)	(84)	(1,880)

Unallocated corporate costs					2,436
Consolidated loss from operations					$(4,316)

Assets as of September 30, 2023	$3,599	$3,843	$1,006	$233	$8,681
Unallocated corporate assets					4,697
Total assets as of September 30, 2023					$13,378

Segment capital expenditures	$49	$—	$—	$—	$49

The following table presents a reconciliation of business segment operating loss to net loss from continuing operations before income taxes for each period:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Reported segment operating (loss) income	$46	$(1,190)	$(625)	$(1,880)
Unallocated corporate costs	(3,072)	(985)	(5,265)	(2,436)
Interest expense	(667)	(472)	(1,820)	(902)
Loss on extinguishment of debt	—	—	(592)	—
Change in fair value of convertible notes	(1,623)	182	(1,623)	182
Change in fair value of forward purchase agreement	(8,575)	—	(8,575)	—
Gain on forward purchase agreement	1,443	—	1,443	—
Other income (expense), net	270	(149)	59	4
Net loss	$(12,178)	$(2,614)	$(16,998)	$(5,032)